Employee Future Benefits - Summary of Re-measurement Effects Recognized in Other Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Experience	$ (8)
Demographic assumption changes		$ (35)
Economic assumption changes	(413)	250
Return on plan assets (excluding interest income)	529	(315)
Change in effect of asset limit	(4)	(9)
Total re-measurement effects	113	(109)
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Experience	10	7
Demographic assumption changes		1
Economic assumption changes	(56)	56
Return on plan assets (excluding interest income)	25	(16)
Total re-measurement effects	$ (21)	$ 48